Convertible Notes	12 Months Ended
Mar. 31, 2026
Convertible Notes [Abstract]
Convertible Notes

16. Convertible Notes

On March 26, 2026, the Company issued Senior Unsecured Convertible Notes with an aggregate principal amount of $16,575,000 (the “March 26 Notes”), for gross proceeds of $16,575,000, before deducting issuance costs. On March 31, 2026, the Company issued additional convertible notes with an aggregate principal amount of $3,000,000 (the “March 31 Notes,” and together with the March 26 Notes, the “Convertible Notes”), for gross proceeds of $3,000,000, before deducting issuance costs. In connection with each issuance, the Company also issued warrants to its placement agent, as partial compensation for services rendered (the “Placement Agent Warrants”).

In connection with the issuance of the March 26 Notes, the Company issued 552,500 Placement Agent Warrants, and in connection with the issuance of the March 31 Notes, the Company issued 100,000 Placement Agent Warrants. The Placement Agent Warrants have a term of five years from the date of issuance, are exercisable into Class A Ordinary Shares at $2.40 per share, permit cashless exercise, and are subject to an exercise price reset feature, pursuant to which the exercise price is subject to downward adjustment (but not above the original exercise price) if the Company subsequently issues Class A Ordinary Shares or Ordinary Share equivalents at an effective price per share below the then-current exercise price, subject to a floor price of $1.50.

The March 26 Notes mature on March 26, 2029, and the March 31 Notes mature on March 31, 2029 (each, an “Expiration Date”), unless earlier converted or redeemed. The Convertible Notes bear interest at a rate of 6% per annum (the “Applicable Coupon Rate”), provided that upon the occurrence of an Event of Default, the Applicable Coupon Rate increases to 15% per annum.

At the election of the holder, all or a portion of the outstanding principal amount of the Convertible Notes is convertible into Class A Ordinary Shares at a conversion price equal to the greater of (i) $2.40 per share and (ii) the price per share payable by the holders of the Company’s Series B Preferred Shares.

At any time beginning 18 months after the applicable issuance date, the Company has the right to redeem all or a portion of the amounts then outstanding under the Convertible Notes, upon at least 20 trading days’ prior written notice to the noteholder (a “Company Redemption Notice”). The redemption amount is equal to the outstanding principal balance, plus all accrued and unpaid interest, plus a redemption premium (the “Company Redemption Premium”). Following receipt of a Company Redemption Notice, the noteholder has 19 trading days to elect to convert all or any portion of the Convertible Notes in lieu of redemption.

The Company evaluated the Convertible Notes under ASC 480, Distinguishing Liabilities from Equity, and concluded that the Convertible Notes should be classified as a liability. The Convertible Notes contain a number of embedded features, including the optional conversion feature described above (pursuant to which the conversion price is the greater of $2.40 per share and the price per share payable by holders of the Series B Preferred Shares) and the optional redemption feature described above (pursuant to which the Company may redeem the Convertible Notes, subject to the noteholder’s right to convert in lieu of redemption). Management evaluated whether the Convertible Notes were issued with a substantial premium that would require separate recognition in additional paid-in capital, and determined that the Convertible Notes do not contain a substantial premium recorded in equity, because the net proceeds received by the Company did not exceed the principal amount of the Convertible Notes repayable at maturity. Based on this determination, and in lieu of separately identifying and bifurcating the embedded conversion and redemption features, the Company elected to account for the Convertible Notes in their entirety under the fair value option in accordance with ASC 825-10-15-4, Financial Instruments — Recognition — Scope and Scope Exceptions, pursuant to which the Convertible Notes are initially recognized at fair value and subsequently remeasured to fair value at each reporting date, with changes in fair value recognized in the Company’s statement of operations. Because the fair value option was elected, the Company did not separately account for or bifurcate any embedded features within the Convertible Notes, consistent with ASC 815-15-25-1(b) and ASC 815-15-25-4.

The Convertible Notes contain customary affirmative and negative covenants and events of default, including covenants related to legal existence, compliance with laws, periodic reporting, share reservation, restrictions on dividends, certain affiliate transactions, equity repurchases, amendments adverse to noteholder rights, and actions that could impair the Company’s obligations under the Convertible Notes. Events of default include, among others, nonpayment, bankruptcy or insolvency events, certain cross-defaults and judgments above $1.0 million, failure to timely deliver shares upon conversion, failure to timely file required SEC reports, material covenant breaches, and failure to maintain Nasdaq listing requirements. Upon an Event of Default, the interest rate increases from 6% to 15% per annum for so long as the default remains uncured, and the noteholders may exercise applicable remedies under the Convertible Notes. As of March 31, 2026, the Company was in compliance with the covenants under the Convertible Notes, and no Events of Default had occurred.

The Company evaluated the Placement Agent Warrants under ASC 480 and ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, consistent with its evaluation of placement agent warrants issued in the Company’s prior offerings, and concluded that the Placement Agent Warrants are equity-classified. The exercise price reset feature contained in the Placement Agent Warrants did not affect this conclusion, consistent with ASC 815-40-15-7I.

At issuance, the fair value of the March 26 Notes and the March 31 Notes was determined to equal the gross proceeds received of $16,575,000 and $3,000,000, respectively, resulting in no gain or loss on initial recognition. The Company incurred cash issuance costs of $1,876,000 in connection with the March 26 Notes and $356,150 in connection with the March 31 Notes. In addition, the Company issued the Placement Agent Warrants described above, with an estimated grant-date fair value of $1,214,151 for the March 26 Notes and $209,503 for the March 31 Notes. Because the Convertible Notes are measured under the fair value option, transaction costs and other costs directly attributable to the issuance, including the fair value of the Placement Agent Warrants, are not deferred or capitalized, but are recognized immediately in earnings, consistent with ASC 825-10-25-3. Accordingly, the Company recognized a loss on issuance of $3,090,151 related to the March 26 Notes and $565,653 related to the March 31 Notes, for a combined loss on issuance of $3,655,804 in the Company’s consolidated statement of operations. The offsetting fair value of the Placement Agent Warrants of $1,214,151 and $209,503 was recorded within additional paid-in capital, as these instruments are equity-classified.

Subsequent Measurement

Fair Value Measurement

The fair value of the Convertible Notes was estimated using a binomial lattice model incorporating the notes’ key terms, including the 6.0% coupon, 3-year maturity, holder optional and default-related conversion features, and issuer/change-of-control redemption provisions. Significant inputs included a stock price of $3.09, a conversion price of $2.40, a risk-free rate of 3.77% (interpolated from U.S. Treasury rates), a discount rate of 13.4% based on a CCC-rated yield index reflecting the Company’s credit profile, and volatility of 40.0%, derived from a guideline public company analysis and adjusted for the conversion feature’s illiquidity. Because the new investor notes were issued in an arm’s-length transaction, a calibration discount of 30.9% was applied to the model-derived fair value of both note tranches so that the new investor notes’ fair value equaled transaction proceeds, consistent with the presumption that transaction price represents fair value at inception. Changes in these unobservable inputs, particularly volatility and the discount and calibration rates, could result in materially different fair value measurements. The Company classifies convertible notes as a Level 3 fair value measurement within the fair value hierarchy established by ASC 820, Fair Value Measurement, due to the use of significant unobservable inputs, including The Company remeasures the Convertible Notes to fair value at each reporting date, with changes in fair value recognized in earnings. As of March 31, 2026, the aggregate fair value of the Convertible Notes was $19,567,461, reflecting a decrease in fair value of $7,539 since issuance, which the Company recognized as a gain in the Company’s consolidated statement of operations for the year ended March 31, 2026.

The fair value of the Placement Agent Warrants was estimated using the Black-Scholes option-pricing model, which the Company classifies as a Level 3 fair value measurement within the fair value hierarchy established by ASC 820, due to the use of significant unobservable inputs, including expected volatility. Significant inputs used in the valuation of the 552,500 Placement Agent Warrants issued on March 26, 2026 included a stock price of $3.21, an exercise price of $2.40, an expected term of five years, an expected dividend yield of 0%, a risk-free interest rate of 4.1%, and expected volatility of 73%, resulting in an estimated value of $2.1976 per warrant and an aggregate fair value of $1,214,151. Significant inputs used in the valuation of the 100,000 Placement Agent Warrants issued on March 31, 2026 included a stock price of $3.09, an exercise price of $2.40, an expected term of five years, an expected dividend yield of 0%, a risk-free interest rate of 3.9%, and expected volatility of 74%, resulting in an estimated value of $2.0950 per warrant and an aggregate fair value of $209,503.

During the yar ended March 31, 2026, the Company accrued interest in the amount of US$16,348 related to the convertible notes and made nil payment, the accrued interest balance as at March 31, 2026 was US$16,348.